Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Cash flows from Operating Activities:
Net income:	$ 7,731	$ 34,101
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,035	15,111
Amortization and write-off of deferred financing fees	3,723	990
Deferred revenue amortization	86	(29)
Amortization of fair value of acquired time charter	3,594	3,614
Changes in operating assets and liabilities:
Trade receivables	(196)	(170)
Prepayments and other assets	(878)	(525)
Inventories	63	(557)
Due from/to related party	37	174
Trade payables	6,074	399
Accrued liabilities	1,690	191
Unearned revenue	(7,391)	0
Net cash provided by Operating Activities	29,568	53,299
Cash flows from Investing Activities:
Vessel acquisitions and other additions to vessels' cost	0	(37,178)
Net cash used in Investing Activities	0	(37,178)
Cash flows from Financing Activities:
Decrease in restricted cash	25,000	0
Payment of preferred units issuance costs and other filing costs	0	(119)
Distributions declared and paid	(33,429)	(33,428)
Proceeds from long-term debt	480,000	66,667
Repayment of long-term debt	(472,500)	(16,250)
Payment of deferred finance fees	(11,923)	(36)
Net cash (used in)/ provided by Financing Activities	(12,852)	16,834
Net increase in cash and cash equivalents	16,716	32,955
Cash and cash equivalents at beginning of the period	57,595	24,293
Cash and cash equivalents at end of the period	$ 74,311	$ 57,248